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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]: Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                      New York, New York     August 14, 2009
------------------------------------    --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total: $2,382,797
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ------------- ----------- --------- ------------------- ---------- -------- ----------------------
                                                                                                        VOTING AUTHORITY
                            TITLE OF                 VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
     NAME OF ISSUER          CLASS        CUSIP    (x $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------ ------------- ----------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
COMCAST CORP NEW         CL A SPL      20030N 20 0  410,351  29,102,878  SH         SOLE             29,102,878
LOCKHEED MARTIN CORP     COM           539830 10 9  302,799   3,754,478  SH         SOLE              3,754,478
RYANAIR HOLDINGS PLC     SPONSORED ADR 783513 10 4  299,740  10,557,960  SH         SOLE             10,557,960
US BANCORP DEL           COM NEW       902973 30 4  260,502  14,536,947  SH         SOLE             14,536,947
LABORATORY CORP AMER
   HOLDINGS              COM NEW       50540R 40 9  245,089   3,615,421  SH         SOLE              3,615,421
AMERICAN EXPRESS CO      COM           025816 10 9  229,541   9,876,961  SH         SOLE              9,876,961
VARIAN MED SYS INC       COM           92220P 10 5  191,710   5,455,610  SH         SOLE              5,455,610
DELL INC                 COM           24702R 10 1  152,214  11,086,213  SH         SOLE             11,086,213
WATERS CORP              COM           941848 10 3  133,736   2,598,328  SH         SOLE              2,598,328
PRECISION CASTPARTS CORP COM           740189 10 5  122,601   1,678,773  SH         SOLE              1,678,773
CROSSTEX ENERGY INC      COM           22765Y 10 4   25,234   6,051,266  SH         SOLE              6,051,266
CROSSTEX ENERGY LP       COM           22765U 10 2    9,280   2,984,068  SH         SOLE              2,984,068